ACCOUNT RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of accounts receivable
	December 31,	December 31,
	2022	2021

Accounts receivable - tailored job readiness training services	$1,503,452	$1,363
Accounts receivable - course fee receivable	93,206	-
Accounts receivable - smart campus projects	50,144	-
Accounts receivable - Sino-foreign Jointly Managed Academic Programs	-	2,398,821
Accounts receivable - Overseas Study Consulting Services	-	62,366
Sub-total	1,646,802	2,462,550
Less: allowance for doubtful accounts	(598,993)	-
Accounts receivable, net	$1,047,809	$2,462,550